Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting

Note 14 – Segment Reporting

The Company evaluates segment reporting in accordance with the FASB Accounting Standards Codification Topic 280, Segment Reporting, each reporting period, including evaluating the reporting package reviewed by the Chief Executive Officer and Chief Financial Officer.

Note: The Copa di Vino business is included in our Splash Beverage Group segment.

Revenue	2021	2020
Splash Beverage Group	825,742	112,003
E-Commerce	1,313,182	-
Medical Devices - Discontinued	278,777	-

Total Revenues	2,417,701	112,003

Total assets	2021	2020
Splash Beverage Group	10,605,847	8,403,670
E-Commerce	746,198	505,646
Medical Devices - Discontinued	357,893	316,572

Total Assets	11,709,940	9,225,888

Note 14 – Segment Reporting

The Company evaluates segment reporting in accordance with the FASB Accounting Standards Codification Topic 280, Segment Reporting, each reporting period, including evaluating the reporting package reviewed by the Chief Executive Officer and Chief Financial Officer.

Note: The Copa di Vino business is included in our Splash Beverage Group segment.

Revenue	2020	2019
Splash Beverage Group	404,128	20,387
E-Commerce	1,896,599	-
Medical Devices (Discontinued)	675,213	-

Total Revenues	2,975,940	20,387

Total assets	2020	2019
Splash Beverage Group	8,403,670	446,288
B2C Business	505,646	159,026
Medical Devices (Discontinued)	316,572	-

Total Assets	9,225,888	605,314